Offerings - Offering: 1	Dec. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	34,159,256
Proposed Maximum Offering Price per Unit	1.71
Maximum Aggregate Offering Price	$ 58,412,327.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,942.93
Offering Note
(1)
Estimated pursuant to Rule 457(c) under the Secu
ri
ties Act of 1933 (the “Securities Act”) solely for the purpose of calculating the registration fee, based upon the average of the high and low prices for the registrant’s common stock as reported on the Nasdaq Global Select Market on December
4
, 2024.

(2)
Represents the number of shares of the registrant’s common stock that may be issued upon the conversion of the registrant’s 8.00% / 11.00% Convertible Senior PIK Toggle Notes due 2026 (the “June 2022 Notes”) and 8.00% / 8.00% Series C Convertible Senior PIK Toggle Notes due 2026 (the “June 2023 Notes” and, together with the June 2022 Notes, the “Notes”), assuming physical settlement will apply to all such conversions and including the shares underlying the maximum principal amount of June 2023 Notes potentially issuable as payment-in-kind interest payments on the June 2023 Notes on December 31, 2024.